PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 46	$ 42
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.63%	3.91%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.91%	4.05%
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Facilities and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Facilities and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Facilities and Equipment | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years